Risk Management and Financial Instruments - Schedule of Estimated Fair Value (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Risk Management and Financial Instruments - Schedule of Estimated Fair Value [Line Items]
Principal	$ 16,033,514	$ 16,727,972
Fair value	15,423,078	15,928,912
JBS Lux 2027 [Member]
Risk Management and Financial Instruments - Schedule of Estimated Fair Value [Line Items]
Principal	$ 1,000,000	$ 1,000,000
Price (% of the Principal)	94.98%	92.10%
Fair value	$ 949,770	$ 920,960
JBS Lux 2028 [Member]
Risk Management and Financial Instruments - Schedule of Estimated Fair Value [Line Items]
Principal	$ 899,740	$ 900,000
Price (% of the Principal)	99.50%	99.66%
Fair value	$ 895,205	$ 896,931
JBS Lux 2029 [Member]
Risk Management and Financial Instruments - Schedule of Estimated Fair Value [Line Items]
Principal	$ 599,957	$ 600,000
Price (% of the Principal)	91.20%	88.24%
Fair value	$ 547,161	$ 529,440
JBS Lux 2029 [Member]
Risk Management and Financial Instruments - Schedule of Estimated Fair Value [Line Items]
Principal	$ 69,906	$ 77,973
Price (% of the Principal)	100.52%	99.27%
Fair value	$ 70,273	$ 77,406
JBS Lux 2030 [Member]
Risk Management and Financial Instruments - Schedule of Estimated Fair Value [Line Items]
Principal	$ 1,249,685	$ 1,250,000
Price (% of the Principal)	99.77%	98.55%
Fair value	$ 1,246,786	$ 1,231,875
JBS Lux 2031 [Member]
Risk Management and Financial Instruments - Schedule of Estimated Fair Value [Line Items]
Principal	$ 493,000	$ 500,000
Price (% of the Principal)	88.93%	86.45%
Fair value	$ 438,435	$ 432,250
JBS Lux 2032 [Member]
Risk Management and Financial Instruments - Schedule of Estimated Fair Value [Line Items]
Principal	$ 1,000,000	$ 1,000,000
Price (% of the Principal)	83.22%	81.66%
Fair value	$ 832,210	$ 816,560
JBS Lux 2032 [Member]
Risk Management and Financial Instruments - Schedule of Estimated Fair Value [Line Items]
Principal	$ 968,780	$ 1,000,000
Price (% of the Principal)	87.96%	85.60%
Fair value	$ 852,178	$ 856,030
JBS Lux 2033 [Member]
Risk Management and Financial Instruments - Schedule of Estimated Fair Value [Line Items]
Principal	$ 1,661,675	$ 2,050,000
Price (% of the Principal)	99.54%	99.35%
Fair value	$ 1,654,048	$ 2,036,736
JBS Lux 2034 [Member]
Risk Management and Financial Instruments - Schedule of Estimated Fair Value [Line Items]
Principal	$ 1,507,046	$ 1,600,000
Price (% of the Principal)	105.85%	105.27%
Fair value	$ 1,595,148	$ 1,684,368
JBS Lux 2052 [Member]
Risk Management and Financial Instruments - Schedule of Estimated Fair Value [Line Items]
Principal	$ 900,000	$ 900,000
Price (% of the Principal)	110.50%	74.36%
Fair value	$ 994,482	$ 669,204
JBS Lux 2052 [Member]
Risk Management and Financial Instruments - Schedule of Estimated Fair Value [Line Items]
Principal	$ 1,548,000	$ 1,550,000
Price (% of the Principal)	101.53%	100.71%
Fair value	$ 1,571,731	$ 1,560,989
JBS Lux 2053 [Member]
Risk Management and Financial Instruments - Schedule of Estimated Fair Value [Line Items]
Principal	$ 900,000	$ 900,000
Price (% of the Principal)	74.94%	109.34%
Fair value	$ 674,487	$ 984,060
PPC 2031 [Member]
Risk Management and Financial Instruments - Schedule of Estimated Fair Value [Line Items]
Principal	$ 855,725	$ 1,000,000
Price (% of the Principal)	92.24%	90.27%
Fair value	$ 789,303	$ 902,650
PPC 2032 [Member]
Risk Management and Financial Instruments - Schedule of Estimated Fair Value [Line Items]
Principal	$ 900,000	$ 900,000
Price (% of the Principal)	86.34%	84.47%
Fair value	$ 777,033	$ 760,203
PPC 2033 [Member]
Risk Management and Financial Instruments - Schedule of Estimated Fair Value [Line Items]
Principal	$ 980,000	$ 1,000,000
Price (% of the Principal)	102.16%	102.90%
Fair value	$ 1,001,178	$ 1,029,020
PPC 2034 [Member]
Risk Management and Financial Instruments - Schedule of Estimated Fair Value [Line Items]
Principal	$ 500,000	$ 499,999
Price (% of the Principal)	106.73%	108.05%
Fair value	$ 533,650	$ 540,230